Income/loss Per Share	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Income/loss Per Share	Income/loss Per Share
The computation of basic income/loss per share (“EPS”) is based on the weighted average number of shares outstanding during the period.

Our potentially anti-dilutive instruments for the six months ended June 30, 2023 were are as follows:

•9,220,000 share options outstanding issued to employees and directors;
•500,000 performance stock units issued to employees;
•88,584 restricted share units issued to directors; and
•34,027,031 shares associated with our convertible bonds due in May 2028 with a conversion price of $7.3471.
Diluted EPS for the six months ended June 30, 2023, the three months ended June 30, 2022 and the six months ended June 30, 2022, do not include the effect of the assumed conversion of potentially dilutive instruments listed above, due to losses sustained in these periods as this is deemed to have an anti-dilutive effect on our EPS.

For the three months ended June 30, 2023, the Company recognized net income, however, for the three months ended June 30, 2023, 34,027,031 shares associated with our convertible bonds due in May 2028 with a conversion price of $7.3471 have been excluded as they are anti-dilutive. In addition, the impact of 280,000 stock options and 500,000 performance share units using the treasury stock method were anti-dilutive, as the exercise price was higher than the average share price, and therefore have been excluded from the calculation.

Our potentially dilutive instruments for the three and six months ended June 30, 2022 were 5,532,480 share options outstanding issued to employees and directors and 5,504,080 shares associated with our convertible bonds due in May 2023 with a conversion price of $63.5892.

	Three months ended June 30, 2023	Three months ended June 30, 2022	Six months ended June 30, 2023	Six months ended June 30, 2022
Basic income (loss) per share	0.00	(1.09)	(0.03)	(1.45)
Diluted income (loss) per share	0.00	(1.09)	(0.03)	(1.45)

Issued ordinary shares at the end of the period	254,263,598	152,901,508	254,263,598	152,901,508
Weighted average numbers of shares outstanding for the period, basic	244,777,228	152,284,619	239,806,937	149,051,857
Dilutive effect of share options and RSU (1)	4,142,478	—	—	—
Weighted average numbers of shares outstanding for the period, diluted	248,919,706	152,284,619	239,806,937	149,051,857

(1) Includes the impact of 9,028,584 share options and 88,584 restricted stock units using the treasury stock method.